Nasdaq Deficiency Notice	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Nasdaq Deficiency Notice
Nasdaq Deficiency Notice

Note 12—Nasdaq Deficiency Notice

On June 2, 2022, the Company received notice (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”) that the Company is not in compliance with Nasdaq Listing Rule 5550(a)(2), as the minimum bid price of its common stock had been below $1.00 per share for 30 consecutive business days as of the date of the Notice. The Notice had no immediate effect on the listing of the Company’s common stock, which continues to trade at this time on the Nasdaq Capital Market under the symbol “ONCS.”

On November 25, 2022, the Company received a letter from Nasdaq confirming that the Company had regained compliance with Nasdaq Listing Rule 5550(a)(2) that requires companies listed on Nasdaq to maintain a minimum bid price of at least $1.00 per share to ensure continued listing (the “Listing Requirement”). The Company completed a 1-for-22 reverse stock split of its authorized, issued and outstanding shares of Common Stock on November 9, 2022. The Company regained compliance with the Listing Requirement after the closing bid price for its common stock listed on Nasdaq equaled or exceeded $1.00 per share for 10 consecutive business days.

Note 13 – Nasdaq Deficiency Notices

On June 2, 2022, the Company received notice (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”) that the Company is not in compliance with Nasdaq Listing Rule 5550(a)(2), as the minimum bid price of its common stock had been below $1.00 per share for 30 consecutive business days as of the date of the Notice. The Notice had no immediate effect on the listing of the Company’s common stock, which continues to trade at this time on the Nasdaq Capital Market under the symbol “ONCS.”

In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has a period of 180 calendar days, or until November 29, 2022, to regain compliance with the minimum bid price requirement. To regain compliance, the closing bid price of the Company’s common stock must meet or exceed $1.00 per share for at least ten consecutive business days during this 180 calendar day period. In the event the Company does not regain compliance by November 29, 2022, it may be eligible for an additional 180 calendar day grace period if the Company meets the continued listing requirement for market value of publicly held shares ($1 million) and all other initial listing standards for the Nasdaq Capital Market, with the exception of the minimum bid price, and the Company provides written notice to Nasdaq of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Company does not regain compliance within the allotted compliance period(s), Nasdaq will provide notice that the Company’s common stock will be subject to delisting from the Nasdaq Capital Market. In that event, the Company may appeal such delisting determination to a hearings panel.

The Company is currently evaluating its alternatives to resolve the listing deficiency. To the extent that the Company is unable to resolve the listing deficiency, there is a risk that its common stock may be delisted from Nasdaq, which would adversely impact liquidity of the Company’s common stock and potentially result in even lower bid prices for its common stock.

On November 29, 2021, the Company notified Nasdaq that Robert E. Ward had resigned as a member of the Board of Directors and the Company’s Audit Committee, as disclosed on the Company’s Current Report filed on Form 8-K on November 30, 2021. After giving effect to Mr. Ward’s resignation, the Company’s Audit Committee no longer consisted of three independent members as required by Nasdaq Listing Rule 5605(c)(2)(A).

On December 8, 2021, the Company received a letter from Nasdaq noting that it no longer complied with the requirement of Listing Rule 5605. The letter also acknowledged that the Listing Rules provide a cure period in order for the Company to regain compliance until the earlier of the Company’s next annual meeting of stockholders or November 23, 2022.

On June 9, 2022, the Board of Directors appointed Mr. Joon Kim, an incumbent independent director, to the Audit Committee. On June 13, 2022, Nasdaq confirmed that the Company had regained compliance under Listing Rule 5605.